May 01, 2018

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS CROCI® International VIP

The following changes are effective on or about April 15, 2019:

The following information replaces existing disclosure contained under the "Management process" sub-heading of the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and under the "Management process" sub-heading of the "PRINCIPAL INVESTMENT STRATEGY" section within the "FUND DETAILS" section of the fund's prospectuses.

Management process. Portfolio management will select stocks of companies that it believes offer economic value utilizing the Cash Return on Capital Invested (CROCI®) strategy as the primary factor, in addition to other factors. Under the CROCI® strategy, economic value is measured using various metrics such as the CROCI® Economic Price Earnings Ratio (CROCI® Economic P/E Ratio). The CROCI® Economic P/E Ratio is a proprietary measure of company valuation using the same relationship between valuation and return as an accounting P/E ratio (i.e., price/book value divided by return on equity). The CROCI® Economic P/E Ratio and other CROCI® metrics may be adjusted from time to time. The CROCI® strategy may apply other measures of company valuation, as determined by the CROCI® Investment Strategy and Valuation Group. Portfolio management may use criteria other than the CROCI® strategy in selecting investments. Portfolio management will select stocks primarily from a universe consisting of the largest companies in developed markets outside North America represented in the CROCI® Investment Strategy and Valuation Group's database of companies evaluated using the CROCI® strategy. Generally, this database has included approximately 400 stocks from developed markets outside of North America. The CROCI® strategy is supplied by the CROCI® Investment Strategy and Valuation Group, a unit within the DWS Group, through a licensing arrangement with the fund's Advisor.

Portfolio management will periodically review and adjust the fund's portfolio in order to maintain the desired balance between return potential and various risk factors, such as, without limitation: style, size, country and idiosyncratic risks. Portfolio management may refer to the output of various optimization tools and other portfolio construction techniques in order to help control for tax efficiency, unwanted portfolio exposure to the risk factors specified above versus the benchmark, as well as undesired levels of portfolio turnover, and other factors.

The following information is added to the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's fund's prospectuses.

The fund added MSCI EAFE Value Index as a comparative secondary benchmark index because the Advisor believes the MSCI EAFE Value Index provides additional comparative performance information and represents the fund's investment approach.